Parent company only condensed financial information - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating costs and expenses:
General and administrative expenses	¥ (352,590)	$ (48,305)	¥ (451,470)	¥ (350,009)
Income from operations	1,622,302	222,254	924,034	164,960
Interest income	48,415	6,633	29,569	14,456
Gain from short-term investments	48,943	6,705	34,519	8,455
Other income (expenses), net	3,110	426	5,005	6,501
Net income attributable to the Company	1,275,348	174,722	737,137	98,099
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil income taxes	(3,383)	(463)	15,634	(1,918)
Other comprehensive (loss) income, net of income taxes	(3,383)	(463)	15,634	(1,918)
Comprehensive income attributable to the Company	1,271,965	174,259	752,771	96,181
Parent company
Operating costs and expenses:
General and administrative expenses	(23,511)	(3,221)	(36,572)	(7,822)
Income from operations	(23,511)	(3,221)	(36,572)	(7,822)
Interest income	8,334	1,142	7,937	1,062
Gain from short-term investments			1,175	364
Other income (expenses), net	11,563	1,584	(2,102)	(1,937)
Income in investment in subsidiaries	1,278,962	175,217	766,699	106,432
Net income attributable to the Company	1,275,348	174,722	737,137	98,099
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil income taxes	(3,383)	(463)	15,634	(1,918)
Other comprehensive (loss) income, net of income taxes	(3,383)	(463)	15,634	(1,918)
Comprehensive income attributable to the Company	¥ 1,271,965	$ 174,259	¥ 752,771	¥ 96,181